ACQUISITION OF WIRELESS MAINGATE Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)	Jan. 16, 2015 Subsequent Event [Member] Acquisition of Wireless Maingate [Member] USD ($)	Jan. 16, 2015 Subsequent Event [Member] Brand [Member] Acquisition of Wireless Maingate [Member] USD ($)	Jan. 16, 2015 Subsequent Event [Member] Customer Relationships [Member] Acquisition of Wireless Maingate [Member] USD ($)	Jan. 16, 2015 Subsequent Event [Member] Existing technology [Member] Acquisition of Wireless Maingate [Member] USD ($)	Jan. 16, 2015 Subsequent Event [Member] In-process research and development [Member] Acquisition of Wireless Maingate [Member] USD ($)
Subsequent Event [Line Items]
Weighted average useful life				20 years	12 years	4 years	8 years
Finite-lived Intangible Assets Acquired	$ 26,160	€ 21,272	$ 50,231	$ 4,820	$ 34,571	$ 3,411	$ 7,429